Goodwill, Product Rights and Other Intangible Assets - Schedule of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 North American Brands [Member]	Dec. 31, 2013 North American Generics and International [Member]	Dec. 31, 2013 Anda Distribution [Member]	Dec. 31, 2012 Anda Distribution [Member]
Goodwill [Line Items]
Goodwill, beginning balance	$ 4,854.2	$ 474.7	$ 4,293.2	$ 86.3	$ 86.3
Additions through acquisitions and adjustments to acquisition accounting	4,019.3	3,894.5	124.8
Measurement period adjustments and other	(35.5)	3.3	(38.8)
Impairment losses	(647.5)		(647.5)
Foreign exchange and other adjustments	7.1	(0.6)	7.7
Goodwill, ending balance	$ 8,197.6	$ 4,371.9	$ 3,739.4	$ 86.3	$ 86.3